Earnings/(Losses) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Numerator:
Net (loss)/ income — basic and diluted	$ (29,947)	$ (24,250)
Basic (loss)/earnings per share denominator:
Weighted average common shares outstanding (in shares)	13,462,231	697,032
Diluted earnings per share denominator:
Weighted average common shares outstanding (in shares)	13,462,231	697,032
Dilutive common shares:
Dilutive effect (in shares)	0	0
Weighted average common shares — diluted
Weighted average common shares -diluted (in shares)	13,462,231	697,032
Basic (loss)/earnings per common share (in dollars per share)	$ (2.22)	$ (34.79)
Diluted (loss)/earnings per common share (in dollars per share)	$ (2.22)	$ (34.79)
Employee Stock Option [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0
Warrant [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0
Restricted Stock [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0